OTHER NONCURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER NONCURRENT LIABILITIES

NOTE 3 – OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are comprised solely of social contributions and other employee-related costs at operating subsidiaries located in Brazil. The Company has been funding these amounts upon the termination of a worker or employee. The balance of these employee related costs as of June 30, 2022 and December 31, 2021 amounted to $115,421 and $108,926, respectively.

NOTE 5 – OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are comprised solely of social contributions and other employee-related costs at our operating subsidiaries located in Brazil. The Company has been funding these amounts upon the termination of a worker or employee. The balance of these employee related costs as of December 31, 2021 and 2020 amounted to $108,926 and $121,250, respectively.